Description of Business and Basis of Presentation - Business combination shares issued and outstanding (Details) - Legacy Deep Fission	Sep. 05, 2025 shares
Description of Business and Basis of Presentation
Beginning balance (in shares)	38,538,922
Ending balance (in shares)	50,790,589
Legacy Surfside shareholders
Description of Business and Basis of Presentation
Shares issued	2,166,667
Advisor
Description of Business and Basis of Presentation
Shares issued	85,000
PIPE investors
Description of Business and Basis of Presentation
Shares issued	10,000,000